SEGMENTED REPORTING (Tables)	6 Months Ended
Feb. 29, 2020
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]

At February 29, 2020	Assets	Liabilities

Canada	$2,986	$39,422
South Africa	38,154	481
	$41,140	$39,903

At August 31, 2019	Assets	Liabilities

Canada	$4,983	$39,278
South Africa	38,680	5,542
	$43,663	$44,820

Comprehensive Loss (Income) for the period ended	February 29, 2020	February 28, 2019

Canada	$2,973	$(1,375)
South Africa	467	9,622
	$3,440	$8,247